Investments (Commercial Mortgage and Other Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commercial Mortgage and Other Loans [Line Items]
Commercial mortgage and agricultural property loans	$ 9,531,984	$ 7,785,059
Total net loans	10,082,667	7,759,323
Other loans	601,873	11,979
Allowance for credit losses, Other loan	(51,190)	(37,715)	$ (37,689)	$ (20,263)
Total commercial mortgage and other loans	$ 10,082,667	$ 7,759,323
Commercial mortgage loans, Percentage	100.00%	100.00%
Commercial mortgage Loans
Commercial Mortgage and Other Loans [Line Items]
Commercial mortgage and agricultural property loans	$ 8,463,970	$ 6,955,018
Allowance for credit losses, Other loan	$ (43,416)	$ (33,004)	(36,758)	(19,665)
Commercial mortgage loans, Percentage	88.80%	89.30%
Commercial Mortgage and Agricultural Loans
Commercial Mortgage and Other Loans [Line Items]
Allowance for Credit Losses	$ (45,604)	$ (37,715)
Total net loans	9,486,380	7,747,344
Residential mortgage loans
Commercial Mortgage and Other Loans [Line Items]
Other loans	589,937	0
Allowance for credit losses, Other loan	(5,586)	0	$ 0	$ 0
Other Collateralized Loans
Commercial Mortgage and Other Loans [Line Items]
Other loans	11,936	11,979
Other loans
Commercial Mortgage and Other Loans [Line Items]
Total net loans	596,287	11,979
Allowance for credit losses, Other loan	(5,586)	0
Apartments and multi-family
Commercial Mortgage and Other Loans [Line Items]
Commercial mortgage and agricultural property loans	$ 2,612,457	$ 1,949,926
Commercial mortgage loans, Percentage	27.40%	25.00%
Health Care Senior Living
Commercial Mortgage and Other Loans [Line Items]
Commercial mortgage and agricultural property loans	$ 119,507	$ 134,195
Commercial mortgage loans, Percentage	1.30%	1.70%
Hospitality
Commercial Mortgage and Other Loans [Line Items]
Commercial mortgage and agricultural property loans	$ 108,227	$ 97,603
Commercial mortgage loans, Percentage	1.00%	1.30%
Industrial
Commercial Mortgage and Other Loans [Line Items]
Commercial mortgage and agricultural property loans	$ 3,448,599	$ 2,906,413
Commercial mortgage loans, Percentage	36.20%	37.30%
Office
Commercial Mortgage and Other Loans [Line Items]
Commercial mortgage and agricultural property loans	$ 525,136	$ 556,586
Commercial mortgage loans, Percentage	5.50%	7.10%
Retail
Commercial Mortgage and Other Loans [Line Items]
Commercial mortgage and agricultural property loans	$ 865,298	$ 693,949
Commercial mortgage loans, Percentage	9.10%	9.00%
Self-Storage
Commercial Mortgage and Other Loans [Line Items]
Commercial mortgage and agricultural property loans	$ 665,544	$ 543,701
Commercial mortgage loans, Percentage	7.00%	7.00%
Other
Commercial Mortgage and Other Loans [Line Items]
Commercial mortgage and agricultural property loans	$ 119,202	$ 72,645
Commercial mortgage loans, Percentage	1.30%	0.90%
Agricultural property loans
Commercial Mortgage and Other Loans [Line Items]
Commercial mortgage and agricultural property loans	$ 1,068,014	$ 830,041
Commercial mortgage loans, Percentage	11.20%	10.70%